Accounting Policies - Summary of Total Impact on IFRS 9 Financial Instruments (Detail) R$ in Thousands	Jan. 01, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
Current assets
Other current assets		R$ 356,554		R$ 543,853
Non-current assets
Other non-current assets		245,716		180,655
Deferred tax assets		1,607,566		1,540,693
Right-of-use assets		4,469,730	$ 4,469,730		$ 1,803,982
Current liabilities
Leases		(542,475)		(120,491)
Non-current liabilities
Leases		R$ (4,052,413)		R$ (432,859)
IFRS Sixteen [member]
Current assets
Other current assets	R$ 1,526
Non-current assets
Other non-current assets	7,520
Deferred tax assets	41,709
Right-of-use assets	892,219
Current liabilities
Leases	(65,680)
Non-current liabilities
Leases	(1,352,685)
Equity
Retained earnings	R$ 475,391